Schedule of Investments (unaudited) April 30, 2023	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 34.7%
4D Molecular Therapeutics Inc.(a)	265	$4,773
Abcam PLC, SP ADR(a)	3,650	59,458
Alkermes PLC(a)	2,934	83,766
Allakos Inc.(a)	370	1,573
Alnylam Pharmaceuticals Inc.(a)	446	88,843
Apellis Pharmaceuticals Inc.(a)	435	36,292
Arcus Biosciences Inc.(a)	215	3,838
Arcutis Biotherapeutics Inc.(a)(b)	900	12,456
Argenx SE, ADR(a)	54	20,946
Arrowhead Pharmaceuticals Inc.(a)	230	8,144
Aura Biosciences Inc.(a)	320	2,893
Bavarian Nordic A/S(a)	210	5,775
BeiGene Ltd., ADR(a)(b)	220	56,091
Biogen Inc.(a)	200	60,846
Biohaven Ltd., NVS(a)	225	2,943
BioMarin Pharmaceutical Inc.(a)	1,000	96,040
Biomea Fusion Inc.(a)	446	13,144
Blueprint Medicines Corp.(a)	907	46,302
Bridgebio Pharma Inc.(a)(b)	180	2,614
Cerevel Therapeutics Holdings Inc.(a)	732	21,257
CRISPR Therapeutics AG(a)(b)	240	11,746
CureVac NV(a)	700	5,159
Decibel Therapeutics Inc.(a)	353	1,137
Design Therapeutics Inc.(a)	183	1,180
Exact Sciences Corp.(a)	644	41,261
Exelixis Inc.(a)	1,434	26,242
FibroGen Inc.(a)	179	3,064
Frequency Therapeutics Inc.(a)	630	251
Galapagos NV, ADR(a)	442	17,238
Galecto Inc.(a)	610	1,074
Genmab A/S(a)	84	34,521
Genmab A/S, ADR(a)(b)	272	11,155
Gilead Sciences Inc.	1,298	106,709
Halozyme Therapeutics Inc.(a)	615	19,760
Horizon Therapeutics PLC(a)	200	22,232
Immunocore Holdings PLC(a)(b)	930	53,986
ImmunoGen Inc.(a)	693	3,735
Incyte Corp.(a)	989	73,591
Ionis Pharmaceuticals Inc.(a)(b)	1,146	40,534
Iovance Biotherapeutics Inc.(a)	460	2,594
IVERIC bio Inc.(a)	235	7,729
Karuna Therapeutics Inc.(a)	59	11,708
Keros Therapeutics Inc.(a)	343	15,214
Kinnate Biopharma Inc.(a)	553	1,399
Krystal Biotech Inc.(a)	74	6,216
Legend Biotech Corp., ADR(a)	567	38,959
MacroGenics Inc.(a)	520	3,583
Merus NV(a)	995	19,084
Mirati Therapeutics Inc.(a)	500	22,155
Monte Rosa Therapeutics Inc.(a)	344	1,562
MoonLake Immunotherapeutics, NVS(a)	315	6,710
Morphic Holding Inc.(a)	315	14,887
MorphoSys AG(a)	145	3,046
Neurocrine Biosciences Inc.(a)	542	54,764
Nuvalent Inc., Class A(a)	413	14,616
PMV Pharmaceuticals Inc.(a)	723	3,333
Prime Medicine Inc., NVS(a)(b)	1,056	14,541
Prometheus Biosciences Inc.(a)	223	43,251

Security	Shares	Value

Biotechnology (continued)
Protagonist Therapeutics Inc.(a)	1,170	$26,442
Prothena Corp. PLC(a)	320	16,838
PTC Therapeutics Inc.(a)(b)	550	30,327
Regeneron Pharmaceuticals Inc.(a)	120	96,215
Relay Therapeutics Inc.(a)	95	1,080
REVOLUTION Medicines Inc.(a)	931	21,869
Rhythm Pharmaceuticals Inc.(a)(b)	1,725	34,793
Rocket Pharmaceuticals Inc.(a)	684	12,257
Sage Therapeutics Inc.(a)(b)	805	39,324
Sarepta Therapeutics Inc.(a)	311	38,181
Seagen Inc.(a)	274	54,800
Sigilon Therapeutics Inc.(a)	722	498
Swedish Orphan Biovitrum AB(a)	650	15,818
Tenaya Therapeutics Inc.(a)	354	1,882
TScan Therapeutics Inc.(a)(b)	1,378	3,142
Twist Bioscience Corp.(a)(b)	447	5,579
Ultragenyx Pharmaceutical Inc.(a)	222	9,695
United Therapeutics Corp.(a)	161	37,051
Vaxcyte Inc.(a)	122	5,225
Vertex Pharmaceuticals Inc.(a)	481	163,891
Viking Therapeutics Inc.(a)	650	13,851
Viridian Therapeutics Inc.(a)	231	6,475

		2,023,153

Financial Services — 0.6%
DA32 Life Science Tech Acquisition Corp., Class A(a)	3,181	32,414

Electronic Equipment, Instruments & Components — 0.1%
908 Devices Inc.(a)	648	4,381

Health Care Equipment & Supplies — 35.2%
Abiomed Inc., CVR(c)	246	694
Alcon Inc.	2,110	152,933
Align Technology Inc.(a)	162	52,699
Bausch + Lomb Corp.(a)(b)	1,238	21,616
Baxter International Inc	1,015	48,395
Becton Dickinson and Co.	225	59,470
Boston Scientific Corp.(a)	3,048	158,862
CONMED Corp.	270	33,904
ConvaTec Group PLC(d)	11,764	32,522
Cooper Companies Inc. (The)	312	119,012
Dexcom Inc.(a)	1,131	137,236
Glaukos Corp.(a)	298	14,158
Heska Corp.(a)	140	16,402
Hologic Inc.(a)(b)	1,038	89,278
Inspire Medical Systems Inc.(a)(b)	135	36,130
Insulet Corp.(a)	317	100,819
Intuitive Surgical Inc.(a)	373	112,355
iRhythm Technologies Inc.(a)	275	36,135
Masimo Corp.(a)	570	107,810
Novocure Ltd.(a)(b)	577	38,024
Nyxoah SA(a)(b)	1,368	11,053
Omnicell Inc.(a)	339	20,601
Penumbra Inc.(a)	306	86,941
Pulmonx Corp.(a)	879	10,328
ResMed Inc.	569	137,106
Shockwave Medical Inc.(a)(b)	139	40,332
SI-BONE Inc.(a)	448	9,901
STAAR Surgical Co.(a)	188	13,248
STERIS PLC	465	87,676
Straumann Holding AG	300	45,135
Stryker Corp.	455	136,341

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tandem Diabetes Care Inc.(a)	1,023	$40,490
Zimmer Biomet Holdings Inc.	340	47,070

		2,054,676

Health Care Providers & Services — 3.6%
Amedisys Inc.(a)	228	18,308
AmerisourceBergen Corp.	804	134,147
Encompass Health Corp.	310	19,887
Guardant Health Inc.(a)	561	12,656
R1 RCM Inc.(a)(b)	1,644	25,630

		210,628

Health Care Technology — 0.1%
Sophia Genetics SA(a)(b)	619	2,996

Life Sciences Tools & Services — 15.4%
10X Genomics Inc., Class A(a)	537	28,155
Avantor Inc.(a)	1,805	35,161
Bio-Rad Laboratories Inc., Class A(a)	55	24,793
Bio-Techne Corp.	747	59,670
Bruker Corp.	523	41,385
Gerresheimer AG	660	71,919
IQVIA Holdings Inc.(a)	380	71,527
Mettler-Toledo International Inc.(a)	93	138,710
Pacific Biosciences of California Inc.(a)(b)	1,170	12,402
QIAGEN NV(a)	1,720	76,729
Repligen Corp.(a)	380	57,619
Thermo Fisher Scientific Inc.	78	43,282
Waters Corp.(a)	266	79,896
West Pharmaceutical Services Inc.	377	136,188
Wuxi Biologics Cayman Inc.(a)(d)	3,000	17,889

		895,325

Personal Care Products — 0.2%
Haleon PLC, ADR, NVS(b)	1,213	10,759

Pharmaceuticals — 5.3%
Arvinas Inc.(a)	641	16,801
Catalent Inc.(a)	928	46,511
Merck & Co. Inc.	402	46,419
Novo Nordisk A/S, Class B	175	29,112
Pliant Therapeutics Inc.(a)	367	10,368
Reata Pharmaceuticals Inc., Class A(a)	103	10,183
Structure Therapeutics Inc.(a)	447	11,197
UCB SA	969	90,076

Security	Shares	Value

Pharmaceuticals (continued)
Ventyx Biosciences Inc.(a)	80	$3,008
Zoetis Inc.	273	47,988

		311,663

Total Common Stocks — 95.2% (Cost: $5,432,006)		5,545,995

Preferred Stocks

Life Sciences Tools & Services — 0.6%
Sartorius AG, Preference Shares, NVS	95	36,925

Total Preferred Stocks — 0.6% (Cost: $43,183)		36,925

Total Long-Term Investments — 95.8% (Cost: $5,475,189)		5,582,920

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	545,699	545,863
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	220,000	220,000

Total Short-Term Securities — 13.1% (Cost: $765,791)		765,863

Total Investments — 108.9% (Cost: $6,240,980)		6,348,783

Liabilities in Excess of Other Assets — (8.9)%		(519,403)

Net Assets — 100.0%		$5,829,380

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Health ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$133,820	$411,950	(a)	$—	$47	$46	$545,863	545,699	$2,555	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	40,000	(a)	—	—	—	220,000	220,000	4,880		—

					$47	$46	$765,863		$7,435		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	121,500	USD	134,687	Bank of America N.A.	06/15/23	$1,913
DKK	220,000	USD	31,901	BNP Paribas SA	06/15/23	717
EUR	94,000	USD	101,392	BNP Paribas SA	06/15/23	2,441
GBP	20,000	USD	24,410	BNP Paribas SA	06/15/23	748

						5,819

AUD	90,200	USD	60,316	BNP Paribas SA	06/15/23	(519)
JPY	5,745,000	USD	43,714	Bank of America N.A.	06/15/23	(1,266)
JPY	6,839,000	USD	52,022	BNP Paribas SA	06/15/23	(1,491)
USD	32,376	DKK	220,000	Imperial Bank of Canada	06/15/23	(242)

						(3,518)

						$2,301

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Health ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,199,488	$345,813	$694	$5,545,995
Preferred Stocks	—	36,925	—	36,925
Short-Term Securities
Money Market Funds	765,863	—	—	765,863

	$5,965,351	$382,738	$694	$6,348,783

Derivative Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$5,819	$—	$5,819
Liabilities
Foreign Currency Exchange Contracts	—	(3,518)	—	(3,518)

	$—	$2,301	$—	2,301

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen
DKK	Danish Krone	USD	United States Dollar
EUR	Euro

4